Fair Value Measurement -Summary of significant unobservable inputs adopted in the valuation (Detail) - Mar. 31, 2020 - Significant Unobservable Inputs (Level 3) - Valuation, Income Approach	CNY (¥)	Total
Revenue growth rate | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement input	12	0.12
Revenue growth rate | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement input	217	2.17
Weighted average cost of capital
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement input	20	0.20
Lack of Marketability Discount
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement input	30	0.30
EBIT margin rate | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement input	(29.5)	(0.295)
EBIT margin rate | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement input	27.3	0.273